BORROWINGS, LEASE LIABILITIES AND NON-CURRENT FINANCIAL LIABILITIES (Details Narrative) - EUR (€) € in Thousands	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Warrants		6,435,000
Private warrants		185,000
Public warrants		6,250,000
Warrant liabilities	€ 6,162	€ 408
Codere Group [Member]
IfrsStatementLineItems [Line Items]
Short-term loans	€ 4,680	€ 5,105